Earnings Per Share	12 Months Ended
Jan. 31, 2023
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Earnings Per Share
22.	EARNINGS PER SHARE

a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2023	January 31, 2022
Net income attributable to shareholders	$863.9	$793.9

Weighted average number of shares	79,382,008	82,973,284

Earnings per share - basic	$10.88	$9.57

b)	Diluted earnings per share
Details of diluted earnings per share were as
follows:

	Years ended
	January 31, 2023	January 31, 2022
Net income attributable to shareholders	$863.9	$793.9

Weighted average number of shares	79,382,008	82,973,284
Dilutive effect of stock options	1,564,094	2,286,236
Weighted average number of diluted shares	80,946,102	85,259,520

Earnings per share - diluted	$10.67	$9.31
The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.